UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                June 30, 2009
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		66
Form 13F Information Table Value Total:		$76,900

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      388     6460 SH	     SOLE	              6460        0      0
AT & T INC		       COM		00206R102      827    33312 SH	     SOLE		     33312        0      0
AUTO DATA PROCESSING	       COM		053015103      953    26887 SH	     SOLE		     26887        0      0
BANK AMERICA CORP	       COM		060505104     1964   148766 SH 	     SOLE		    148766        0      0
BANK OF NY MELLON CORP	       COM		064058100     1100    37533 SH	     SOLE		     37533        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      644   110074 SH	     SOLE		    110074        0      0
BEST BUY INC		       COM		086516101     1266    37799 SH	     SOLE		     37799        0      0
BP AMOCO PLC		       COM		055622104     2178    45687 SH	     SOLE		     45687        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1479    72830 SH	     SOLE		     72830        0      0
BURLINGTON NTHN SANTA FE       COM		12189T104      464     6311 SH	     SOLE		      6311        0      0
C V S CORP DEL		       COM		126650100     2065    64800 SH	     SOLE		     64800        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1035    33890 SH	     SOLE		     33890        0      0
CHEVRONTEXACO CORP	       COM		166764100     2337    35278 SH	     SOLE		     35278        0      0
CHUBB CORPORATION	       COM		171232101     1515    37996 SH	     SOLE		     37996        0      0
CISCO SYSTEMS INC	       COM		17275R102     2216   118810 SH       SOLE		    118810        0      0
CITIGROUP		       COM		172967101       81    27361 SH	     SOLE		     27361        0      0
CITRIX SYSTEMS INC	       COM		177376100     1441    45175 SH	     SOLE		     45175        0      0
COMMERCIAL METALS CO	       COM		201723103      951    59352 SH	     SOLE		     59352        0      0
CONOCOPHILLIPS 		       COM		20825c104      833    19797 SH	     SOLE		     19797	  0	 0
CORNING INC		       COM		219350105      192    11928 SH	     SOLE		     11928	  0	 0
COVIDIEN LTD		       COM		G2552X108      507    13547 SH	     SOLE		     13547	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      189    11695 SH	     SOLE		     11695	  0	 0
E M C CORP MASS		       COM		268648102      570    43495 SH	     SOLE		     43495        0      0
EMERSON ELECTRIC CO	       COM		291011104     1674    51681 SH	     SOLE		     51681        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     3794    53277 SH	     SOLE		     53277        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     1445   123303 SH	     SOLE		    123303        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1511    10245 SH	     SOLE		     10245        0      0
GREATER HUDSON BANK	       COM		391868106       46    10200 SH	     SOLE		     10200        0      0
HALLIBURTON COMPANY	       COM		406216101     1707    82458 SH	     SOLE		     82458        0      0
HOME DEPOT INC		       COM		437076102     1841    77912 SH	     SOLE		     77912        0      0
INTEGRATED ENVR TECH LTD       COM              45821F108        2    39123 SH       SOLE                    39123        0      0
INTEL CORP		       COM		458140100     2069   125027 SH       SOLE		    125072        0      0
INTL BUSINESS MACHINES	       COM		459200101      632     6051 SH	     SOLE		      6051        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      515    15750 SH	     SOLE		     15750        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      122    12861 SH	     SOLE		     12861        0      0
JOHNSON & JOHNSON	       COM		478160104     3877    68260 SH	     SOLE		     68260        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1480    43375 SH	     SOLE		     43375        0      0
KRAFT FOODS INC		       COM		50075N104      783    30881 SH	     SOLE		     30881        0      0
M D U RESOURCES GROUP INC      COM		552690109      229    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      369     6412 SH	     SOLE		      6412        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1186    26002 SH	     SOLE		     26002        0      0
METLIFE INC		       COM		59156R108      636    21202 SH	     SOLE	             21202        0      0
MICROSOFT CORP		       COM		594918104     2601   109409 SH       SOLE		    109409        0      0
NABORS INDS INC		       COM		G6359F103      826    53000 SH	     SOLE		     53000        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      112    10480 SH	     SOLE		     10480	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      297     6500 SH	     SOLE                     6500        0      0
ORACLE CORPORATION	       COM		68389X105     3469   161955 SH       SOLE		    161955        0      0
PEPSICO INCORPORATED	       COM		713448108     2206    40137 SH	     SOLE		     40137        0      0
PFIZER INCORPORATED	       COM		717081103     1737   115795 SH	     SOLE		    115795        0      0
PNC FINANCIAL SERVICES	       COM		693475105      328     8461 SH	     SOLE		      8461        0      0
PRECISION CASTPARTS CORP       COM		740189105      703     9625 SH	     SOLE		      9625        0      0
PROCTER & GAMBLE CO	       COM		742718109     2079    40676 SH	     SOLE		     40676        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1229   151404 SH	     SOLE	                 0        0 151404
REPUBLIC SERVICES INC	       COM		760759100      480    19665 SH	     SOLE		     19665        0      0
SARA LEE CORP		       COM		803111103      365    37350 SH	     SOLE		     37350        0      0
SUPERVALU INC		       COM		868536103      416    32095 SH	     SOLE 		     32095        0      0
SYSCO CORPORATION	       COM		871829107      825    36720 SH	     SOLE		     36720        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1254    71500 SH	     SOLE		     71500        0      0
THERMO ELECTRON CORP	       COM		883556102     2136    52390 SH	     SOLE		     52390        0      0
TIME WARNER INC		       COM		00184A105      316    12560 SH	     SOLE		     12560        0      0
TYCO INTL LTD NEW	       COM		902124106      390    15021 SH	     SOLE		     15021        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2086    67877 SH	     SOLE		     67877        0      0
WAL-MART STORES INC	       COM		931142103     2174    44885 SH	     SOLE		     44885        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102        0    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1492    44300 SH	     SOLE		     44300        0      0
WELLS FARGO  & CO NEW	       COM		949746101      266    10981 SH	     SOLE		     10981        0      0